Issuance of Units (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 11, 2015	Jun. 30, 2016	Jun. 30, 2015
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units		$ 0	$ 72,090
Proceeds from issuance of common units, net of offering costs			72,090
Net proceeds from issuance of general partner units		$ 0	1,528
Proceeds from issuance of General partners units			$ 1,528
Common Unitholders
Class Of Stock [Line Items]
Partners Capital account units sold in public offering	4,000,000		5,720,547
Unit price	$ 13.09
Proceeds from issuance of Common Limited partners units	$ 52,360
Proceeds from issuance of common units, net of offering costs	50,120		$ 72,090
Offering costs	$ 216
Common Unitholders | Overallotment Option
Class Of Stock [Line Items]
Partners Capital account units sold in public offering	600,000
Proceeds from issuance of Common Limited partners units	$ 7,854
Proceeds from issuance of common units, net of offering costs	$ 7,518
General Partner
Class Of Stock [Line Items]
Partners Capital account units sold in public offering	81,633
General Partner's capital account units sold in public offering			116,746
Net proceeds from issuance of general partner units	$ 1,069
Proceeds from issuance of General partners units			$ 1,528
General Partner | Overallotment Option
Class Of Stock [Line Items]
General Partner's capital account units sold in public offering	12,245
Net proceeds from issuance of general partner units	$ 160
Navios Holdings
Class Of Stock [Line Items]
Proceeds from issuance of private placement	$ 14,967
Navios Holdings | Common Unitholders
Class Of Stock [Line Items]
Unit price	$ 13.09
Common Limited Partner's capital account units sold in private placement	1,120,547
Navios Holdings | General Partner
Class Of Stock [Line Items]
Unit price	$ 13.09
Common Limited Partner's capital account units sold in private placement	22,868
Navios Holdings
Class Of Stock [Line Items]
Ownership percentage of Navios Holdings	20.10%	20.10%
Navios GP L.L.C. general partner interest in Navios Partners		2.00%